Note 3 - Fair Value Measurements (Details) - Assets and Liabilities Measured at Fair Value (USD $)	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Note 3 - Fair Value Measurements (Details) - Assets and Liabilities Measured at Fair Value [Line Items]
Total assets	$ 190	$ 324	$ 503
Preferred stock warrant liabilities		623,672	685,213
Total liabilities		623,672	685,213
Fair Value, Inputs, Level 1 [Member] | Money Market Funds [Member]
Note 3 - Fair Value Measurements (Details) - Assets and Liabilities Measured at Fair Value [Line Items]
Money market fund	190	324	503
Fair Value, Inputs, Level 1 [Member]
Note 3 - Fair Value Measurements (Details) - Assets and Liabilities Measured at Fair Value [Line Items]
Total assets	190	324	503
Fair Value, Inputs, Level 3 [Member]
Note 3 - Fair Value Measurements (Details) - Assets and Liabilities Measured at Fair Value [Line Items]
Preferred stock warrant liabilities		623,672	685,213
Total liabilities		623,672	685,213
Money Market Funds [Member]
Note 3 - Fair Value Measurements (Details) - Assets and Liabilities Measured at Fair Value [Line Items]
Money market fund	$ 190	$ 324	$ 503